BETTER 10Q - RISKS AND UNCERTAINTIES - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) loan	Jun. 30, 2022 USD ($) loan	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)
Risks and Uncertainties [Abstract]
Unpaid principal balance of loans repurchased	$ 14,900	$ 59,100	$ 110,600	$ 29,100
Number of loans repurchased | loan	35	139	262	95
Loan repurchase reserve	$ 21,832	$ 21,069	$ 26,745	$ 17,540	$ 7,438